Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2011	Sep. 18, 2009
Stockholders' Equity
Shares issued	109,669,429	109,653,363
Shares outstanding	109,669,429	109,653,363
Authorized capital stock, common stock (in shares)	750,000,000	750,000,000		750,000,000
Authorized capital stock, par value of common stock (in dollars per share)	$ 0.01	0.01		$ 0.01
Authorized capital stock, preferred stock (in shares)	100,000,000	100,000,000		100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)	$ 0.01	0.01		$ 0.01
Stockholders' equity
Maximum consolidated net leverage ratio set as condition for payment of cash dividends and repurchase of shares	6
Number of consecutive quarters considered for calculation of consolidated net leverage ratio	4
Ratio of aggregate market value of vessels to outstanding indebtedness (as a percent)	125.00%
Number of consecutive quarters considered for calculation of ratio of aggregate market value of vessels to outstanding indebtedness	4
Number of warrants issued to lenders			15,000,000
Exercise price of warrant (in dollars per share)			7.00
Manager's employees, directors and employees of the Company
Stockholders' equity
Newly issued shares	16,066	49,323